Related Party Transactions - Additional Information (Details) - Entities with significant influence $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Renewal term of Service Agreement	1 year
Annual fee to be paid for Service Agreement	$ 235
Term of agreement termination	30 days